Derivative financial instruments - Fuel Derivatives Narrative (Details) $ in Thousands, l in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) l	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
(Losses) gains on derivative instruments (Note 14)	$ (5,706)	$ 1,580
Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on change in fair value measurement	6,000	1,000
(Losses) gains on derivative instruments (Note 14)	$ (6,000)	$ 3,000
Forward contracts | Not Designated As Hedging Instrument | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	81.1
Collar Contracts | Not Designated As Hedging Instrument | Collars - fuel oil
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	97.0
Forward And Collar Contracts | Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 5,000